SHARE-BASED COMPENSATION (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,668,000	2,668,000
Granted (in shares)	1,364,064	1,364,064
Vested (in shares)	1,271,404	1,271,404
Forfeited (in shares)	32,804	32,804
Non-vested at the end of the period (in shares)	2,727,856	2,727,856
Expected to vest at the end of the period (in shares)	2,480,250	2,480,250
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 9.17
Granted (in dollars or CNY per share)	$ 11.61	70.30	60.88	70.26
Vested (in dollars per share)	$ 8.41
Forfeited (in dollars per share)	$ 9.60
Non-vested at the end of the period (in dollars per share)	$ 10.74
Expected to vest at the end of the period (in dollars per share)	$ 10.74
Capitalized share-based compensation costs		0	0	0
Share-based compensation	10,714	64,858	50,538	37,974
Fair value of share options vested	$ 10,687	64,696	53,236	29,059